Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense/(benefit)
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(€ thousands)	2018	2019	2020
Current income tax expense/(benefit):
Germany	€2,225	€18,769	€(362)
Other countries	125	309	117
Current income tax expense/(benefit)	2,350	19,078	(245)
Deferred income tax expense/(benefit):
Germany	(1,264)	2,020	(8,165)
Other countries	—	(116)	(84)
Deferred income tax expense/(benefit)	(1,264)	1,904	(8,249)
Income tax expense/(benefit)	€1,086	€20,982	€(8,494)

Schedule of income (loss) before income tax, domestic and foreign
The following table summarizes our income/(loss) before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(€ thousands)	2018	2019	2020
Germany	€(20,574)	€36,750	€(252,859)
Other countries	108	940	(274)
Income/(loss) before income taxes	€(20,466)	€37,690	€(253,133)

Schedule of effective income tax rate reconciliation
A reconciliation of amounts computed by applying the German statutory income tax rate of 31.23% to income/(loss) before income taxes to total income tax expense/(benefit) is as follows:

	Year ended December 31,
(€ thousands)	2018	2019	2020
Income/(loss) before income taxes	€(20,466)	€37,690	€(253,133)

Income tax expense at German tax rate	(6,391)	11,769	(79,041)
Foreign rate differential	(5)	100	40
Expected tax expense/(benefit)	(6,396)	11,869	(79,001)

Tax effect from:
Non-deductible share-based compensation	6,465	6,211	4,708
Goodwill impairment	—	—	64,829
Prior period taxes	96	66	9
Movement in valuation allowance	(184)	19	454
Foreign withholding taxes	813	—	305
Movement in uncertain tax positions	—	2,857	14
Other differences	292	(40)	188
Income tax expense/(benefit)	€1,086	€20,982	€(8,494)

Schedule of uncertain tax positions
Uncertain tax positions as of December 31, 2019 and 2020 were as follows:

	Year Ended December 31,
(€ thousands)	2019	2020
Balance, beginning of year	€—	€2,857
Increases to tax positions related to the current year	2,133	—
Increases to tax positions related to prior years	720	—
Interest and penalties	4	14
Balance, end of year	€2,857	€2,871

Schedule of deferred tax assets and liabilities
At December 31, 2019 and 2020, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(€ thousands)	2019	2020
Deferred tax assets:
Net operating loss and tax credit carryforwards	€429	€11,840
Prepaid expense and other current assets	3,723	1,335
Deferred rent	1	—
Property and equipment	116	1
Accrued expenses and other current liabilities	147	26
Intangible assets, net	253	—
Operating lease liability	31,130	28,132
Other long-term liabilities	311	115
Deferred tax assets (gross)	36,110	41,449
Less valuation allowance	(81)	(536)
Subtotal	36,029	40,913
Offsetting	(35,294)	(40,912)
Deferred tax assets	735	1

Deferred tax liabilities:
Intangible assets, net	53,021	52,928
Property and equipment	2,980	2,875
Operating lease right-of-use assets	29,985	27,106
Other	235	179
Subtotal	86,221	83,088
Offsetting	(35,294)	(40,912)
Deferred tax liabilities	€50,927	€42,176